Federated Hermes MDT Small Cap Core Fund
(formerly, Federated MDT Small Cap Core Fund)
Portfolio of Investments
October 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—1.7%
103,653	[1,2]	AMC Networks, Inc.	$2,202,626
9,961	[1,2]	Bandwidth, Inc.	1,597,296
9,920	[1]	CarGurus, Inc.	197,706
297,002	[1]	Cars.com, Inc.	2,194,845
210,392	[1,2]	Consolidated Communications Holdings, Inc.	982,531
759,544	[2]	Emerald Holding, Inc.	1,990,005
88,839	[1]	Yelp, Inc.	1,747,463
		TOTAL	10,912,472
		Consumer Discretionary—13.6%
29,428	[1]	1-800-FLOWERS.COM, Inc.	583,557
99,319		Aaron’s Holdings Company, Inc.	5,190,411
354,304	[1]	American Axle & Manufacturing Holdings, Inc.	2,380,923
26,092	[1,2]	Asbury Automotive Group, Inc.	2,686,954
22,678	[1]	At Home Group, Inc.	369,425
8,181		Bed Bath & Beyond, Inc.	161,984
41,193		Big Lots, Inc.	1,960,787
40,309		Bluegreen Vacations Holding Corp.	328,518
181,481		Camping World Holdings, Inc.	4,798,358
36,288	[1]	Chegg, Inc.	2,664,991
11,008	[2]	Children’s Place, Inc./The	278,172
86,612	[1,2]	Fossil, Inc.	494,555
270,504	[1,2]	Funko, Inc.	1,714,995
199,205	[1,2]	G-III Apparel Group Ltd.	2,685,283
14,171	[1]	Immunovant, Inc.	618,139
78,537	[1]	Installed Building Products, Inc.	7,110,740
47,007		Jack in the Box, Inc.	3,763,380
23,171	[1]	Meritage Corp.	2,017,962
41,404	[1]	Michaels COS, Inc.	335,786
462,310	[1]	Modine Manufacturing Co.	2,958,784
84,118		Movado Group, Inc.	917,727
7,149		Murphy USA, Inc.	874,251
4,761	[1]	National Vision Holdings, Inc.	192,011
15,014	[1]	Nautilus, Inc.	325,654
62,693		ODP Corp./The	1,222,514
23,807		Papa Johns International, Inc.	1,823,616
125,714	[1]	Perdoceo Education Corp.	1,419,311
180,615		Rent-A-Center, Inc.	5,581,004
18,211		Shutterstock, Inc.	1,191,910
46,624		Sonic Automotive, Inc.	1,681,262
294,138		Steven Madden Ltd.	7,062,253
1,173	[1]	TopBuild Corp.	179,715
72,550		Tupperware Brands Corp.	2,301,286
11,134	[1]	Turtle Beach Corp.	200,635
10,912	[1]	Vista Outdoor, Inc.	215,730
58,408	[2]	Wingstop, Inc.	6,794,603
143,043	[1]	WW International, Inc.	3,026,790

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
14,229	[1,3]	XPEL, Inc.	$352,595
198,944	[1]	YETI Holdings, Inc.	9,843,749
		TOTAL	88,310,320
		Consumer Staples—3.6%
121,712	[2]	B&G Foods, Inc., Class A	3,232,671
187,418	[1]	BJ’s Wholesale Club Holdings, Inc.	7,176,235
57,731	[1]	Central Garden & Pet Co., Class A	2,043,100
140,348	[1]	elf Beauty, Inc.	2,844,854
13,217	[1]	Freshpet, Inc.	1,513,347
27,990		Ingles Markets, Inc., Class A	1,003,721
101,184		Inter Parfums, Inc.	4,154,615
67,693		SpartanNash Co.	1,246,228
27,430	[1]	United Natural Foods, Inc.	399,655
		TOTAL	23,614,426
		Energy—2.9%
53,808		Arch Resources, Inc.	1,643,834
234,484	[1,2]	CONSOL Energy, Inc.	888,694
248,955		CVR Energy, Inc.	2,740,995
104,653		Delek US Holdings, Inc.	1,052,809
111,305	[1]	Gulf Island Fabrication, Inc.	362,854
25,828		Nabors Industries Ltd.	734,032
362,889	[1]	Newpark Resources, Inc.	259,502
415,128	[1]	Oceaneering International, Inc.	1,693,722
765,919	[1]	Oil States International, Inc.	1,907,138
66,376		Ovintiv, Inc.	610,659
1,005,702	[1]	Peabody Energy Corp.	1,297,356
74,170	[1]	Renewable Energy Group, Inc.	4,183,188
178,925		SFL Corporation Ltd.	1,164,802
		TOTAL	18,539,585
		Financials—16.6%
35,148		1st Source Corp.	1,177,107
3,586		A-Mark Precious Metals, Inc.	111,453
36,399		Argo Group International Holdings Ltd.	1,298,716
202,051		Artisan Partners Asset Management, Inc.	8,094,163
49,775		Berkshire Hills Bancorp, Inc.	648,568
228,231		Brightsphere Investment Group, Inc.	3,149,588
22,921	[1]	BRP Group, Inc.	584,486
80,471		CNO Financial Group, Inc.	1,428,360
95,190		Donegal Group, Inc., Class A	1,381,207
45,420		Eagle Bancorp, Inc.	1,358,966
41,227		Employers Holdings, Inc.	1,319,676
272,495	[1]	Ezcorp, Inc., Class A	1,215,328
54,486		Financial Institutions, Inc.	966,037
465,338		First BanCorp	3,020,044
264,637		First Bancorp, Inc.	6,375,105
145,788		First Foundation, Inc.	2,167,868
40,431	[1]	Focus Financial Partners, Inc.	1,476,136
20,487	[1]	Goosehead Insurance, Inc.	2,510,477
75,692	[1]	Green Dot Corp.	4,035,897
46,590		Heartland Financial USA, Inc.	1,534,675
31,028		HomeStreet, Inc.	964,040
110,084		Horace Mann Educators Corp.	3,732,948

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
38,484		Independent Bank Corp.- Michigan	$576,106
707,766		Investors Bancorp, Inc.	5,987,700
37,573		Kinsale Capital Group, Inc.	7,043,810
88,257		Live Oak Bancshares, Inc.	3,290,221
215,531		Meridian Bancorp, Inc.	2,683,361
35,290	[1]	Mr. Cooper Group, Inc.	743,913
196,932		Northwest Bancshares, Inc.	2,101,264
123,618		Peapack-Gladstone Financial Corp.	2,086,672
82,704		Pennymac Financial Services, Inc.	4,203,017
277,040		ProAssurance Corp.	4,274,727
146,879		QCR Holdings, Inc.	4,557,655
218,958		Selective Insurance Group, Inc.	11,398,954
69,635		State Auto Financial Corp.	859,296
41,900		TriCo Bancshares	1,212,167
9,009	[1,2]	Trupanion, Inc.	644,504
21,310		UMB Financial Corp.	1,297,140
97,578		Waddell & Reed Financial, Inc., Class A	1,497,822
135,296		Waterstone Financial, Inc.	2,283,797
134,084		Western New England Bancorp, Inc.	772,324
171,039	[2]	WisdomTree Investments, Inc.	622,582
8,853	[1,2]	World Acceptance Corp.	743,563
		TOTAL	107,431,440
		Health Care—19.9%
5,614	[1]	Acceleron Pharma, Inc.	587,112
627,148	[1,2]	Acorda Therapeutics, Inc.	548,253
66,205	[1,4]	Adeptus Health, Inc., Class A	0
96,407	[1]	Amphastar Pharmaceuticals, Inc.	1,888,613
178,605	[1]	AnaptysBio, Inc.	5,261,703
118,378	[1]	ANI Pharmaceuticals, Inc.	3,017,455
70,799	[1,2]	Anika Therapeutics, Inc.	2,309,463
545,846	[1]	Assertio Holdings, Inc.	338,425
18,880	[1,2]	Axonics Modulation Technologies, Inc.	885,283
8,090	[1,2]	Beam Therapeutics, Inc.	276,435
17,229	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	1,334,558
12,109	[1]	Blueprint Medicines Corp.	1,238,509
43,113	[1]	Castle Biosciences, Inc.	2,001,737
239,793	[1]	Catalyst Pharmaceutical Partners, Inc.	712,185
9,504	[1]	ChemoCentryx, Inc.	456,192
190,305	[1,2]	Community Health Systems, Inc.	1,187,503
9,386	[2]	CONMED Corp.	731,826
111,823	[1]	Cytomx Therapeutics, Inc.	740,268
63,086	[1]	Denali Therapeutics, Inc.	2,698,819
21,704	[1]	Emergent BioSolutions, Inc.	1,952,709
12,455	[1]	Enanta Pharmaceuticals, Inc.	543,412
58,289	[1]	Fate Therapeutics, Inc.	2,588,032
19,290	[1]	FibroGen, Inc.	740,350
173,820	[1]	G1 Therapeutics, Inc.	1,910,282
129,377	[1]	GlycoMimetics, Inc.	362,256
58,258	[1]	Gossamer Bio, Inc.	483,541
160,340	[1]	Halozyme Therapeutics, Inc.	4,489,520
91,390	[1]	Inogen, Inc.	2,669,502
138,131	[1]	Inovalon Holdings, Inc.	2,623,108

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
40,547	[1,2]	Inspire Medical Systems, Inc.	$4,842,528
38,927	[1,2]	Intellia Therapeutics, Inc.	931,912
3,848	[1]	iRhythm Technologies, Inc.	813,660
148,250	[1,2]	Ironwood Pharmaceuticals, Inc.	1,464,710
2,958	[1]	Karuna Therapeutics, Inc.	240,160
71,801	[1]	Kiniksa Pharmaceuticals Ltd.	1,124,404
19,440	[1]	Kodiak Sciences, Inc.	1,765,346
111,467	[1]	Kura Oncology, Inc.	3,483,344
90,347	[1,2]	Lannett Co., Inc.	580,931
13,841		LeMaitre Vascular, Inc.	449,556
628,152	[1,2]	Lexicon Pharmaceuticals, Inc.	697,249
5,003	[1]	Ligand Pharmaceuticals, Inc., Class B	412,497
105,374	[1]	MEDNAX, Inc.	1,343,519
53,757	[1]	Medpace Holdings, Inc.	5,963,802
19,047	[1]	Mirati Therapeutics, Inc.	4,135,866
316,029	[1]	Myriad Genetics, Inc.	3,928,240
14,470	[1]	Natera, Inc.	973,252
27,771	[1]	NextCure, Inc.	268,268
3,472	[1]	Novavax, Inc.	280,225
17,468	[1]	Omnicell, Inc.	1,511,855
15,441	[1]	Orthofix Medical, Inc.	482,686
19,992		Owens & Minor, Inc.	502,199
157,373	[1]	Pacific Biosciences of California, Inc.	2,063,160
55,809	[1]	Pacira BioSciences, Inc.	2,918,811
75,361	[1]	Personalis, Inc.	1,863,678
22,379	[1]	Prestige Consumer Healthcare, Inc.	739,178
48,711	[1,2]	Prevail Therapeutics, Inc.	476,881
151,214	[1]	Puma Biotechnology, Inc.	1,265,661
62,756	[1]	Retrophin, Inc.	1,270,181
75,837	[1,2]	Rocket Pharmaceuticals, Inc.	2,118,886
34,785	[1,2]	Scholar Rock Holding Corp.	1,353,136
194,091	[1]	Select Medical Holdings Corp.	4,072,029
28,541	[1]	Seres Therapeutics, Inc.	796,008
95,357	[1]	Shockwave Medical, Inc.	6,514,790
37,398	[1]	SI-BONE, Inc.	784,236
96,397	[1]	Silk Road Medical, Inc.	5,841,658
54,107	[1]	Supernus Pharmaceuticals, Inc.	993,405
35,918	[1]	Surgery Partners, Inc.	783,731
8,085	[1]	Syneos Health, Inc.	429,152
12,331	[1]	TCR2 Therapeutics, Inc.	242,551
32,120	[1]	Turning Point Therapeutics, Inc.	2,961,143
5,205	[1]	Twist Bioscience Corp.	398,911
30,713	[1]	Ultragenyx Pharmaceutical, Inc.	3,086,656
228,468	[1]	Vanda Pharmaceuticals, Inc.	2,442,323
19,962	[1]	Vocera Communications, Inc.	654,354
168,255	[1,2]	Voyager Therapeutics, Inc.	1,788,551
33,049	[1]	Xencor, Inc.	1,268,421
48,399	[1]	Zogenix, Inc.	1,031,867
19,474	[1]	Zynex, Inc.	249,462
		TOTAL	129,182,080
		Industrials—13.7%
78,768		AAR Corp.	1,532,825

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
124,356		Advanced Drainage System, Inc.	$7,887,901
68,772	[1]	Aerojet Rocketdyne Holdings, Inc.	2,229,588
189,762		Albany International Corp., Class A	9,666,476
277,424		Apogee Enterprises, Inc.	6,627,659
20,219		ArcBest Corp.	617,084
7,914		Arcosa, Inc.	365,389
388,060	[1]	Astronics Corp.	2,483,584
133,792	[1]	Atlas Air Worldwide Holdings, Inc.	7,915,135
72,033	[1]	Builders Firstsource, Inc.	2,182,600
255,877	[1]	CECO Environmental Corp.	1,811,609
22,668	[1]	Cimpress PLC	1,663,831
284,514		Costamare, Inc.	1,618,885
164,541	[1]	Echo Global Logistics, Inc.	4,437,671
46,464		Exponent, Inc.	3,233,430
341,049	[1]	Foundation Building Materials, Inc.	4,965,674
94,660	[1]	Franklin Covey Co.	1,601,647
147,169	[1]	GMS, Inc.	3,326,019
69,230	[1]	Great Lakes Dredge & Dock Corp.	715,146
36,625		Heidrick & Struggles International, Inc.	836,881
33,816		Helios Technologies, Inc.	1,414,861
81,951		Hurco Co., Inc.	2,445,418
15,941		KAR Auction Services, Inc.	232,101
10,634	[1,2]	Mastec, Inc.	527,872
246,857	[1]	Mistras Group, Inc.	918,308
271,687	[1]	MRC Global, Inc.	1,157,387
328,534	[1]	Now, Inc.	1,337,133
61,297		Powell Industries, Inc.	1,448,448
27,793		Scorpio Bulkers, Inc.	305,167
38,599	[1]	Siteone Landscape Supply, Inc.	4,612,195
69,574		Steelcase, Inc., Class A	726,353
242,834	[1]	Team, Inc.	1,301,590
6,832		Tennant Co.	407,324
17,532		The Shyft Group, Inc.	338,543
175,241	[1]	Titan Machinery, Inc.	2,626,863
10,993	[1]	TriNet Group, Inc.	757,638
247,212		Triumph Group, Inc.	1,631,599
39,465	[1]	Veritiv Corp.	568,296
		TOTAL	88,476,130
		Information Technology—14.5%
79,092		Amkor Technology, Inc.	937,240
144,896	[1]	Avaya Holdings Corp.	2,492,211
8,514	[1]	Axcelis Technologies, Inc.	187,904
28,963		Benchmark Electronics, Inc.	603,299
95,173		Blackbaud, Inc.	4,695,836
126,610	[1]	Box, Inc.	1,962,455
18,254	[1]	Calix, Inc.	427,326
70,770	[1]	Commvault Systems, Inc.	2,801,784
698,160	[1]	Conduent, Inc.	2,433,088
94,342	[1]	Domo, Inc.	2,997,245
49,525	[1]	Endurance International Group Holdings, Inc.	287,740
13,813	[1]	Envestnet, Inc.	1,060,010
43,986		Evertec, Inc.	1,463,854

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
106,772	[1]	Evo Payments, Inc.	$2,249,686
13,488	[1]	Five9, Inc.	2,046,399
82,152	[1]	FormFactor, Inc.	2,329,009
63,226	[1]	Inphi Corp.	8,836,466
21,508	[1,2]	Intelligent Systems Corp.	815,583
30,035	[1]	International Money Express, Inc.	417,787
163,796	[1]	MA-COM Technology Solutions Holdings, Inc.	5,978,554
67,172		ManTech International Corp., Class A	4,358,119
41,509	[1]	MaxLinear, Inc.	1,097,498
114,130	[1]	Model N, Inc.	4,020,800
77,924	[1]	NeoPhotonics Corp.	530,663
13,244	[1]	Netgear, Inc.	408,180
16,775	[1]	OSI Systems, Inc.	1,294,359
33,331		Perspecta, Inc.	597,625
169,386	[2]	Plantronics, Inc.	3,306,415
14,660	[1]	Qualys, Inc.	1,287,881
170,348	[1]	SailPoint Technologies Holding	7,071,146
133,238	[1]	Secureworks Corp.	1,385,675
32,927	[1]	Sitime Corp.	2,749,075
33,668	[1]	Sprout Social, Inc.	1,471,292
77,987	[1]	SPS Commerce, Inc.	6,674,907
66,124	[1]	SVMK, Inc.	1,383,975
7,591	[1]	Synaptics, Inc.	582,002
198,829	[1,2]	Synchronoss Technologies, Inc.	550,756
69,219	[1]	Tenable Holdings, Inc.	2,361,060
32,780		TTEC Holdings, Inc.	1,795,689
38,410	[1]	Varonis Systems, Inc.	4,439,044
24,247	[1]	Workiva, Inc.	1,341,102
		TOTAL	93,730,739
		Materials—3.8%
375,015	[1]	Allegheny Technologies, Inc.	3,453,888
22,035	[1]	Arconic Corp.	479,041
123,730		Boise Cascade Co.	4,748,757
224,095		Carpenter Technology Corp.	3,917,181
18,890	[1]	Clearwater Paper Corp.	701,764
107,817		Commercial Metals Corp.	2,226,421
58,434		Fuller (H.B.) Co.	2,644,138
27,762		Haynes International, Inc.	450,022
10,252	[1]	Ingevity Corp.	562,630
67,665	[1]	Koppers Holdings, Inc.	1,517,726
155,575		Myers Industries, Inc.	2,230,945
76,006		O-I Glass, Inc.	716,737
178,898		SunCoke Energy, Inc.	624,354
48,583		Verso Corp.	377,976
		TOTAL	24,651,580
		Real Estate—6.0%
25,963		Alexander and Baldwin, Inc.	333,625
38,011		CareTrust REIT, Inc.	649,988
121,557		CIM Commercial Trust Corp.	972,456
73,667	[2]	CorEnergy Infrastructure Trust, Inc.	344,762
99,653		Easterly Government Properties, Inc.	2,082,748
40,085	[1]	eXp World Holdings, Inc.	1,699,203

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
489,041		Independence Realty Trust	$5,941,848
50,305		LTC Properties, Inc.	1,660,568
506,719	[2]	Macerich Co. (The)	3,526,764
29,162		PotlatchDeltic Corp.	1,211,681
104,399	[2]	QTS Realty Trust, Inc.	6,421,582
92,164	[1]	Redfin Corp.	3,849,690
228,864		RMR Group, Inc./The	6,101,514
296,791		Sabra Health Care REIT, Inc.	3,905,770
69,093		Whitestone Project	411,794
		TOTAL	39,113,993
		Utilities—2.0%
3,675		Chesapeake Utilities Corp.	357,247
171,167		Clearway Energy, Inc.	4,486,287
26,488		Consolidated Water Co.	266,469
183,297		Portland General Electric Co.	7,203,572
28,054	[1]	Sunnova Energy International, Inc.	674,979
		TOTAL	12,988,554
		TOTAL COMMON STOCKS (IDENTIFIED COST $604,645,906)	636,951,319
		INVESTMENT COMPANIES—6.0%
19,432,488		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	19,432,488
19,573,627		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[5]	19,581,456
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,013,944)	39,013,944
		TOTAL INVESTMENT IN SECURITIES—104.3% (IDENTIFIED COST $643,659,850)	675,965,263
		OTHER ASSETS AND LIABILITIES - NET—(4.3)%[6]	(27,689,807)
		TOTAL NET ASSETS—100%	$648,275,456

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2020, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
Wingstop, Inc.**	$16,774,687	$—	$(7,193,124)
Health Care:
Amphastar Pharmaceuticals, Inc.	$1,702,621	$229,700	$—
AnaptysBio, Inc.	$4,555,051	$—	$(1,942,001)
Ultragenyx Pharmaceutical, Inc.	$2,220,838	$470,460	$(246,339)
Information Technology:
International Money Express, Inc.	$—	$ 467,657	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$25,253,197	$1,167,817	$(9,381,464)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 10/31/2020	Shares Held as of 10/31/2020	Dividend Income*

$(5,057,641)	$2,270,681	$6,794,603	58,408	$11,953

$(43,708)	$—	$1,888,613	96,407	$—
$2,172,933	$475,720	$5,261,703	178,605	$—
$689,077	$(47,380)	$3,086,656	30,713	$—

$(49,870)	$—	$ 417,787	30,035	$—
$(2,289,209)	$2,699,021	$17,449,362	394,168	$11,953

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At October 31, 2020, the Fund no longer has ownership of at least 5% voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2020	$31,624,077	$44,520,839	$76,144,916
Purchases at Cost	$32,597,607	$84,588,572	$117,186,179
Proceeds from Sales	$(44,789,196)	$(109,526,013)	$(154,315,209)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,178)	$(2,178)
Net Realized Gain/(Loss)	N/A	$236	$236
Value as of 10/31/2020	$19,432,488	$19,581,456	$39,013,944
Shares Held as of 10/31/2020	19,432,488	19,573,627	39,006,115
Dividend Income	$0	$3,700	$3,700

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$27,667,734	$29,152,488

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2020, this restricted security amounted to $352,595, which represented 0.1% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$627,440,455	$—	$0	$627,440,455
International	9,510,864	—	—	9,510,864
Investment Companies	39,013,944	—	—	39,013,944
TOTAL SECURITIES	$675,965,263	$—	$0	$675,965,263

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust